General - Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable (Parenthetical) (Detail) (Mechel-Mining OAO [Member])	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mechel-Mining OAO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest in voting stock held by the Group	100.00%	98.69%	98.69%